Earnings or Loss per Share	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 9 - Earnings or Loss per Share

Basic earnings or loss per share is computed by dividing net income by the weighted-average number of common shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised. We have prepared the calculation of earnings or loss per share using the weighted-average number of common shares of the Company that were outstanding during the three and nine months ended March 31, 2019 and 2018.

Dilutive instruments had no effect on the calculation of earnings or loss per share during the three and nine months ended March 31, 2019 and 2018.

Basic net loss per share is computed by dividing net income by the weighted-average number of common shares outstanding during the reporting period. Diluted net loss per share is computed similarly to basic net loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised. We have prepared the calculation of earnings per share using the weighted-average number of common shares of the Company that were outstanding for the year ended June 30, 2018, for the six months ended June 30, 2017 and for the year ended December 31, 2016.

Dilutive instruments had no effect on the calculation of earnings or loss per share during the years ended June 30, 2018, for the six months ended June 30, 2017 and for year ended December 31, 2016.